Expense Example	Nov. 01, 2026 USD ($)
Catalyst Insider Buying Fund | Catalyst Insider Buying Fund Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 722
Expense Example, with Redemption, 3 Years	1,175
Expense Example, with Redemption, 5 Years	1,653
Expense Example, with Redemption, 10 Years	2,968
Catalyst Insider Buying Fund | Catalyst Insider Buying Fund Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	231
Expense Example, with Redemption, 3 Years	862
Expense Example, with Redemption, 5 Years	1,518
Expense Example, with Redemption, 10 Years	3,276
Catalyst Insider Buying Fund | Catalyst Insider Buying Fund Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	130
Expense Example, with Redemption, 3 Years	560
Expense Example, with Redemption, 5 Years	1,015
Expense Example, with Redemption, 10 Years	2,279
Catalyst Energy Infrastructure Fund | Catalyst Energy Infrastructure Fund Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	736
Expense Example, with Redemption, 3 Years	1,084
Expense Example, with Redemption, 5 Years	1,455
Expense Example, with Redemption, 10 Years	2,495
Catalyst Energy Infrastructure Fund | Catalyst Energy Infrastructure Fund Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	246
Expense Example, with Redemption, 3 Years	768
Expense Example, with Redemption, 5 Years	1,316
Expense Example, with Redemption, 10 Years	2,812
Catalyst Energy Infrastructure Fund | Catalyst Energy Infrastructure Fund Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	146
Expense Example, with Redemption, 3 Years	463
Expense Example, with Redemption, 5 Years	803
Expense Example, with Redemption, 10 Years	1,764
Catalyst/MAP Global Equity Fund | Catalyst/MAP Global Equity Fund Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	692
Expense Example, with Redemption, 3 Years	1,012
Expense Example, with Redemption, 5 Years	1,354
Expense Example, with Redemption, 10 Years	2,317
Catalyst/MAP Global Equity Fund | Catalyst/MAP Global Equity Fund Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	200
Expense Example, with Redemption, 3 Years	693
Expense Example, with Redemption, 5 Years	1,213
Expense Example, with Redemption, 10 Years	2,638
Catalyst/MAP Global Equity Fund | Catalyst/MAP Global Equity Fund Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	99
Expense Example, with Redemption, 3 Years	386
Expense Example, with Redemption, 5 Years	694
Expense Example, with Redemption, 10 Years	1,570
Catalyst Tactical Allocation Fund | Catalyst Tactical Allocation Fund Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	722
Expense Example, with Redemption, 3 Years	1,220
Expense Example, with Redemption, 5 Years	1,743
Expense Example, with Redemption, 10 Years	3,170
Catalyst Tactical Allocation Fund | Catalyst Tactical Allocation Fund Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	231
Expense Example, with Redemption, 3 Years	906
Expense Example, with Redemption, 5 Years	1,606
Expense Example, with Redemption, 10 Years	3,466
Catalyst Tactical Allocation Fund | Catalyst Tactical Allocation Fund Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	130
Expense Example, with Redemption, 3 Years	608
Expense Example, with Redemption, 5 Years	1,112
Expense Example, with Redemption, 10 Years	2,500
Catalyst Dynamic Alpha Fund | Catalyst Dynamic Alpha Fund Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	707
Expense Example, with Redemption, 3 Years	1,011
Expense Example, with Redemption, 5 Years	1,336
Expense Example, with Redemption, 10 Years	2,253
Catalyst Dynamic Alpha Fund | Catalyst Dynamic Alpha Fund Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	216
Expense Example, with Redemption, 3 Years	692
Expense Example, with Redemption, 5 Years	1,194
Expense Example, with Redemption, 10 Years	2,576
Catalyst Dynamic Alpha Fund | Catalyst Dynamic Alpha Fund Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	115
Expense Example, with Redemption, 3 Years	385
Expense Example, with Redemption, 5 Years	675
Expense Example, with Redemption, 10 Years	$ 1,501